Related parties (Details) - Goodwood [Member] - USD ($) $ in Thousands	5 Months Ended	12 Months Ended
	May 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related parties transactions [Abstract]
Ownership interest percentage	50.00%
Technical management fees paid	$ 1,485	$ 3,459	$ 3,310